Stock-Based Compensation - Summary of the SAR Activity (Detail) - Stock Appreciation Rights (SARs) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Vivint
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning Balance	6,696,660	7,906,250
Converted	3,259,934
Weighted Average Exercise Price Per Share, Converted	$ 0.70
Granted	11,186,936	1,290,000
Forfeited	(2,307,172)	(2,499,590)
Exercised	(172,221)
Outstanding, Ending Balance	18,664,137	6,696,660	7,906,250
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance	$ 1.04	$ 1.00
Unvested shares expected to vest	16,956,220
Exercisable	1,707,917
Weighted Average Exercise Price Per Share, Granted	$ 1.03	1.30
Weighted Average Exercise Price Per Share, Forfeited	0.80	1.04
Weighted Average Exercise Price Per Share, Exercised	0.68
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance	0.87	$ 1.04	$ 1.00
Weighted Average Exercise Price Per Share, Unvested shares expected to vest	0.89
Weighted Average Exercise Price Per Share, Exercisable	$ 0.73
Converted, Weighted Average Remaining Contractual Life (Years)	8 years 7 months 13 days
Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 7 months 28 days	8 years 7 months 13 days	9 years 6 months 18 days
Unvested shares expected to vest, Weighted Average Remaining Contractual Life (Years)	8 years 9 months 15 days
Exercisable at December 2015, Weighted Average Remaining Contractual Life (Years)	7 years 10 months 24 days
Outstanding, Aggregate Intrinsic Value	$ 3,628,498	$ 1,734,748	$ 2,371,875
Unvested shares expected to vest, Aggregate Intrinsic Value	3,041,171
Exercisable, Aggregate Intrinsic Value	$ 587,327
Vivint Wireless
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning Balance	70,000	70,000
Granted	11,000
Outstanding, Ending Balance	81,000	70,000	70,000
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance	$ 5.00	$ 5.00
Unvested shares expected to vest	49,700
Exercisable	31,300
Weighted Average Exercise Price Per Share, Granted	$ 65.84
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance	13.26	$ 5.00	$ 5.00
Weighted Average Exercise Price Per Share, Unvested shares expected to vest	14.43
Weighted Average Exercise Price Per Share, Exercisable	$ 11.41
Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 7 months 28 days	8 years 4 months 28 days	9 years 5 months 1 day
Unvested shares expected to vest, Weighted Average Remaining Contractual Life (Years)	7 years 8 months 9 days
Exercisable at December 2015, Weighted Average Remaining Contractual Life (Years)	7 years 7 months 6 days